SUPPLEMENT DATED JUNE 30, 1997
                      TO PROSPECTUS DATED JANUARY 16, 1997
                FOR INSTITUTIONAL SHARES OF THE FOLLOWING FUNDS:


                    Morgan Grenfell Global Fixed Income Fund
                    Morgan Grenfell International Fixed Income Fund Morgan Grenfell Emerging Markets Debt Fund


         Effective March 1, 1997, Morgan Grenfell Investment Services Ltd. agreed to reduce: (1) its management fee for Morgan Grenfell Emerging Markets Debt Fund from an annual rate of 1.50% to 1.00% of the Fund's average daily net assets and (2) its management fee and make arrangements to the extent necessary to limit Net Operating Expenses for institutional shares of the Fund to 1.25% of the Fund's average daily net assets. Previously, the expense cap for institutional shares of the Fund had been 1.50%.

         Based upon Morgan Grenfell Emerging Markets Debt Fund's new management fee rate and expense cap and assuming a 5% annual return, an investor in institutional shares of the Fund would pay the following expenses on a $1,000 investment over the following periods:

         1 Year         3 Years         5 Years         10 Years
         ------         -------         -------         --------
          $15             $47             $82             $179

         Each Fund is no longer prohibited from investing more than 5% of its total assets in purchased options other than protective put options. However, for the remainder of the current fiscal year, no Fund intends to exceed this 5% limit other than on a temporary basis.

         Each Fund is no longer prohibited from investing more than 5% of its net assets in restricted securities (i.e., securities that are subject to restrictions on resale because they are not registered in reliance on the exemption for non-public offerings under the Securities Act of 1933 (excluding Rule 144A and Regulation S securities)). Most restricted securities are also illiquid, and each Fund will continue to limit its investments in illiquid securities to 15% of its net assets.

         David Dowsett is a member of the portfolio management team that manages Morgan Grenfell Emerging Markets Debt Fund's investments. Mr. Dowsett's professional experience is as follows:

              Portfolio Manager, Emerging Markets Debt,
              MGIS (since 1995); Portfolio Manager, Morgan
              Grenfell International Funds Management Ltd.
              (since 1994); BA, Durham University (1991-1994).

         Effective June 30, 1997, Neil Jenkins no longer serves as a co-portfolio manager of Morgan Grenfell Global Fixed Income Fund or Morgan Grenfell International Fixed Income Fund. Ian Kelson and Annette Fraser continue to serve as co-portfolio managers of these two Funds.

                         SUPPLEMENT DATED JUNE 30, 1997
                      TO PROSPECTUS DATED JANUARY 16, 1997
                            AS REVISED MARCH 18, 1997
                FOR INSTITUTIONAL SHARES OF THE FOLLOWING FUNDS:


                    Morgan Grenfell International Equity Fund
                    Morgan Grenfell Global Equity Fund
                    Morgan Grenfell European Equity Fund
                    Morgan Grenfell Pacific Basin Equity Fund
                    Morgan Grenfell Internatioal Small Cap Equity Fund Morgan Grenfell Japanese Small Cap Equity Fund Morgan Grenfell European Small Cap Equity Fund Morgan Grenfell Emerging Markets Equity Fund Morgan Grenfell Global Fixed Income Fund
                    Morgan Grenfell International Fixed Income Fund Morgan Grenfell Emerging Markets Debt Fund

         Richard Lamb, Christopher Getley and Stephanie Scofield no longer serve as co-portfolio managers of Morgan Grenfell Emerging Markets Equity Fund. Accordingly, references to these individuals in the Prospectus should be disregarded. Neil Jenkins now serves as a co-portfolio manager of Morgan Grenfell Emerging Markets Equity Fund, along with Christopher Turner, who continues to serve as a co-portfolio manager of the Fund. Messrs. Jenkins and Turner are assisted in managing the Fund by Alan Nesbit.

         Neil Jenkins no longer serves as co-portfolio manager of Morgan Grenfell Global Fixed Income Fund and Morgan Grenfell International Fixed Income Fund. Ian Kelson and Annette Fraser continue to serve as co-portfolio managers of these two Funds.

         The area of expertise and professional experience of Morgan Grenfell Emerging Markets Equity Fund's new portfolio managers are as follows:

Portfolio Manager          Expertise              Professional Experience
-----------------          ---------              ------------------------
Neil Jenkins               Emerging Markets       Director and Global Emerging
                                                  Markets Fixed Income Portfolio
                                                  Management, MGIS (since 1996);
                                                  Director, Morgan Grenfell
                                                  International Funds Management
                                                  Ltd. (MGIFM) (since 1995);
                                                  Vice President, the Trust
                                                  (since 1993); Director, Morgan
                                                  Grenfell Capital Management,
                                                  Inc. (MGCM) (1991-1996);
                                                  Morgan Grenfell, Moscow Office
                                                  (1988- 1990); Morgan Grenfell
                                                  & Company Ltd. (since 1985).

Alan Nesbit                Emerging Markets       Morgan Grenfell Asset
                                                  Management (MGAM) (since
                                                  1985); Responsibilities
                                                  include Latin American
                                                  equities (since 1991); Fund
                                                  Manager for the Morgan
                                                  Grenfell Latin American
                                                  Companies Trust; Director of
                                                  Morgan Grenfell Trust Managers
                                                  and MGAM.

                         SUPPLEMENT DATED JUNE 30, 1997
                        TO PROSPECTUS DATED MARCH 7, 1997
                   FOR SERVICE SHARES OF THE FOLLOWING FUNDS:


                       Morgan Grenfell International Equity Fund
                       Morgan Grenfell Global Equity Fund
                       Morgan Grenfell European Equity Fund
                       Morgan Grenfell Pacific Basin Equity Fund
                       Morgan Grenfell International Small Cap Eqity Fund Morgan Grenfell Japanese Small Cap Equity Fund Morgan Grenfell European Small Cap Equity Fund Morgan Grenfell Emerging Markets Equity Fund


         Richard Lamb, Christopher Getley and Stephanie Scofield no longer serve as co-portfolio managers of Morgan Grenfell Emerging Markets Equity Fund. Accordingly, references to these individuals in the Prospectus should be disregarded. Neil Jenkins now serves as a co-portfolio manager of Morgan Grenfell Emerging Markets Equity Fund, along with Christopher Turner, who continues to serve as a co-portfolio manager of the Fund. Messrs. Jenkins and Turner are assisted in managing the Fund by Alan Nesbit.

         The area of expertise and professional experience of Morgan Grenfell Emerging Markets Equity Fund's new portfolio managers are as follows:


Portfolio Manager          Expertise              Professional Experience
-----------------          ---------              ------------------------
Neil Jenkins               Emerging Markets       Director and Global Emerging
                                                  Markets Fixed Income Portfolio
                                                  Management, MGIS (since 1996);
                                                  Director, Morgan Grenfell
                                                  International Funds Management
                                                  Ltd. (MGIFM) (since 1995);
                                                  Vice President, the Trust
                                                  (since 1993); Director, Morgan
                                                  Grenfell Capital Management,
                                                  Inc. (MGCM) (1991-1996);
                                                  Morgan Grenfell, Moscow Office
                                                  (1988- 1990); Morgan Grenfell
                                                  & Company Ltd. (since 1985).

Alan Nesbit                Emerging Markets       Morgan Grenfell Asset
                                                  Management (MGAM) (since
                                                  1985); Responsibilities
                                                  include Latin American
                                                  equities (since 1991); Fund
                                                  Manager for the Morgan
                                                  Grenfell Latin American
                                                  Companies Trust; Director of
                                                  Morgan Grenfell Trust Managers
                                                  and MGAM.

                         SUPPLEMENT DATED JUNE 30, 1997
                        TO PROSPECTUS DATED MARCH 7, 1997
                   FOR SERVICE SHARES OF THE FOLLOWING FUNDS:


                           Morgan Grenfell Global Fixed Income Fund
                           Morgan Grenfell International Fixed Income Fund Morgan Grenfell Emerging Markets Debt Fund


          Neil Jenkins no longer serves as a co-portfolio manager of Morgan Grenfell Fixed Income Fund or Morgan Grenfell International Fixed Income Fund. Ian Kelson and Annette Fraser continue to serve as co-portfolio managers of these two Funds.